Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2026. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of December 31, are as follows:

Amount
Years ending December 31:
2023	$1,250,035
2024	838,984
2025	820,002
2026	136,667
Total minimum payment required	$3,045,688

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of December 31, 2022 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-2 years	3-5 years	5 years
Service fee commitments	(a)	$231,112	$231,112	$-	$-	$-
Operating lease commitments	(b)	5,321,663	2,575,022	1,590,492	1,156,149	-
Purchase commitments	(c)	3,079,373	3,079,373	-	-	-
		$8,632,148	$5,885,507	$1,590,492	$1,156,149	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2023.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

(c)	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. As of the date of this report, the Company is not intent to execute these agreements until the inventories on hand are being sold.

Bank guarantees

As of December 31, 2022, the Company had commitments with banks for bank guarantees in favor of government agencies and others of approximately $3,467,000.

Litigation

As of the date of filing, the Company is a defendant in various labor related lawsuits totaling approximately $540,000. Management believes these cases are without merit and is confident that the Appeals Court will make the decision according to the consideration of the Court of First Instance and order the dismissal of such lawsuits. Therefore, no provision has been made for these liabilities in the financial statements.